UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23655

LORD ABBETT SPECIAL SITUATIONS INCOME FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Special Situations Income Fund

For the period ended June 30, 2022

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Special Situations Income Fund
Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Special Situations Income Fund for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service fees (these charges vary among the share classes); and other Fund expenses. You may also incur transaction costs in the form of a repurchase fee of up to 2% which the Fund may (but does not currently) impose on shares that have been accepted for repurchase that have been held for less than one year. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	1/1/22	6/30/22	1/1/22 - 6/30/22
Class I
Actual	$1,000.00	$ 954.60	$ 7.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	$ 7.50
Class A
Actual	$1,000.00	$ 951.00	$10.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.64	$11.23

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.50% for Class I and 2.25% for Class A) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Asset Backed Securities	0.39%
Basic Materials	3.12%
Communications	1.72%
Consumer, Cyclical	20.14%
Energy	33.67%
Financial	1.88%
Industrial	16.55%
Technology	8.37%
Repurchase Agreements	14.16%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 83.96%

ASSET-BACKED SECURITIES 0.38%

Other
AMMC CLO Ltd. 2021 24A E†(cost $246,944)	7.633% (3 Mo. LIBOR + 6.57%	)#	1/20/2035	$250,000	$212,078
CORPORATE BONDS 38.84%

Advertising 1.68%
National CineMedia LLC†	5.875%		4/15/2028	1,325,000	937,530

Building Materials 1.94%
Eco Material Technologies, Inc.†	7.875%		1/31/2027	1,213,000	1,079,632

Coal 8.24%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%		5/1/2025	1,200,000	1,186,878
CONSOL Energy, Inc.†	11.00%		11/15/2025	850,000	866,048
Natural Resource Partners LP/NRP Finance Corp.†	9.125%		6/30/2025	1,465,000	1,492,428
PIC AU Holdings LLC/PIC AU Holdings Corp.†	10.00%		12/31/2024	1,000,000	1,039,775
Total					4,585,129

Machinery-Diversified 3.80%
Granite US Holdings Corp.†	11.00%		10/1/2027	2,250,000	2,117,981

Mining 3.06%
Ferroglobe PLC/Globe Specialty Metals, Inc. (United Kingdom)(a)	9.375%		12/31/2025	1,685,000	1,701,850

Oil & Gas 10.50%
Berry Petroleum Co. LLC†	7.00%		2/15/2026	1,525,000	1,343,975
California Resources Corp.†	7.125%		2/1/2026	1,104,000	1,081,484
Callon Petroleum Co.	6.375%		7/1/2026	600,000	554,307
Laredo Petroleum, Inc.†	7.75%		7/31/2029	1,225,000	1,106,898
Nabors Industries, Inc.†	9.00%		2/1/2025	1,765,000	1,758,681
Total					5,845,345

Oil & Gas Services 3.09%
Welltec International ApS (Denmark)†(a)	8.25%		10/15/2026	1,787,000	1,718,263

Pipelines 1.58%
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	11.50%		2/28/2025	890,000	879,832

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 4.95%
Foundation Building Materials, Inc.†	6.00%		3/1/2029	$1,225,000	$899,212
LBM Acquisition LLC†	6.25%		1/15/2029	1,200,000	774,407
Party City Holdings, Inc.†	6.125%		8/15/2023	1,286,000	1,084,233
Total					2,757,852
Total Corporate Bonds (cost $23,707,877)					21,623,414

FLOATING RATE LOANS(b) 44.74%

Aerospace 4.08%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)	8.50% (1 Mo. LIBOR + 6.50%	)	3/6/2024	2,400,000	2,271,000

Energy 5.56%
Citgo Petroleum Corporation 2019 Term Loan B	7.916% (1 Mo. LIBOR + 6.25%	)	3/28/2024	1,484,655	1,475,843
Ulterra Drilling Technologies, LP Term Loan B	6.916% (1 Mo. LIBOR + 5.25%	)	11/26/2025	1,684,095	1,618,137
Total					3,093,980

Financial 1.84%
Asurion LLC 2021 Second Lien Term Loan B4	6.916% (1 Mo. LIBOR + 5.25%	)	1/20/2029	1,200,000	1,025,400

Food/Tobacco 3.15%
Miller’s Ale House, Inc. 2018 Term Loan	6.374% - 8.50% (Prime Rate + 3.75% (1 Mo. LIBOR + 4.75%	) )	5/30/2025	1,869,194	1,756,108

Gaming/Leisure 2.15%
ECL Entertainment, LLC Term Loan	9.75% (3 Mo. LIBOR + 7.50%	)	5/1/2028	1,225,892	1,199,081

Information Technology 8.50%
AP Core Holdings II, LLC Amortization Term Loan B1	7.166% (1 Mo. LIBOR + 5.50%	)	9/1/2027	1,443,750	1,372,761
Magenta Buyer LLC 2021 USD 2nd Lien Term Loan	9.48% (3 Mo. LIBOR + 8.25%	)	7/27/2029	1,825,000	1,677,476
Optiv Security, Inc. 2nd Lien Term Loan	8.25% (6 Mo. LIBOR + 7.25%	)	1/31/2025	1,000,000	957,500
Riverbed Technology, Inc. 2021 PIK Exit Term Loan PIK 2.00%	7.63%		12/7/2026	1,210,690	726,039
Total					4,733,776

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Manufacturing 8.15%
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	8.75% (3 Mo. LIBOR + 6.50%	)	5/21/2029		$2,030,000	$1,958,950
Tank Holding Corp. 2022 Term Loan	7.625% (1 Mo. SOFR + 6.00%	)	3/31/2028		1,400,000	1,344,000
Vue International Bidco p.l.c. 2019 EUR Term Loan B(c)(d)	–	(e)	7/3/2026	EUR	1,630,000	1,231,582
Total						4,534,532

Metals/Minerals 3.97%
CONSOL Energy, Inc. 1st Lien Term Loan B	–	(e)	9/27/2024		$875,000	866,250
Peabody Energy Corporation 2021 Term Loan	12.25% (3 Mo. LIBOR + 10.00%	)	12/31/2024		1,324,856	1,343,073
Total						2,209,323

Telecommunications 6.91%
Chassix Inc. 2017 1st Lien Term Loan	7.563% (3 Mo. LIBOR+2.06% (6 Mo. LIBOR+1.56%	) )	11/15/2023		2,102,979	1,802,432
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.739% (3 Mo. LIBOR + 6.75%	)	4/10/2026		2,070,000	2,044,125
Total						3,846,557

Utility 0.43%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	8.166% (1 Mo. LIBOR + 6.50%	)	5/14/2029		250,000	238,125
Total Floating Rate Loans (cost $27,052,028)						24,907,882
Total Long-Term Investments (cost $51,006,849)						46,743,374

SHORT-TERM INVESTMENTS 13.84%

REPURCHASE AGREEMENTS 13.84%
Repurchase Agreement dated 6/30/2022, 0.550% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $7,826,900 of U.S. Treasury Note at 3.25% due 6/30/2027; value: $7,862,364; proceeds: $7,708,290 (cost $7,708,172)					7,708,172	7,708,172
Total Investments in Securities 97.80% (cost $58,715,021)						54,451,546
Other Assets and Liabilities – Net(f) 2.20%						1,224,585
Net Assets 100.00%						$55,676,131

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

EUR	Euro.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $19,579,335, which represents 35.16% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2022.
(c)	Defaulted (non-income producing security).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Interest rate to be determined.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Goldman Sachs	9/12/2022	16,000	$16,806	$16,849	$43
Euro	Sell	State Street Bank and Trust	9/12/2022	1,287,000	$1,386,416	$1,355,306	$31,110
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$31,153

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2022	18	Short	$(3,801,183)	$(3,780,281)	$20,902
U.S. 5-Year Treasury Note	September 2022	15	Short	(1,700,067)	(1,683,750)	16,317
Total Unrealized Appreciation on Open Futures Contracts						$37,219

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$212,078	$–	$212,078
Corporate Bonds	–	21,623,414	–	21,623,414
Floating Rate Loans	–	24,907,882	–	24,907,882
Short-Term Investments
Repurchase Agreements	–	7,708,172	–	7,708,172
Total	$–	$54,451,546	$–	$54,451,546

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$31,153	$–	$31,153
Liabilities	–	–	–	–
Futures Contracts
Assets	37,219	–	–	37,219
Liabilities	–	–	–	–
Total	$37,219	$31,153	$–	$68,372

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of January 1, 2022	$1,739,763
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(1,739,763)
Balance as of June 30, 2022	$–
Change in unrealized appreciation/depreciation for the period ended June 30, 2022, related to the Level 3 investments held at June 30, 2022	$–

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at cost	$51,006,849
Investments in repurchase agreements, at cost	7,708,172
Investments in securities, at fair value	$46,743,374
Investments in repurchase agreements, at fair value	7,708,172
Cash	96,946
Deposits with brokers for futures collateral	39,900
Deposit with brokers for forwards collateral	585
Receivables:
Investment securities sold	2,432,850
Interest	810,412
From advisor (See Note 3)	3,613
Capital shares sold	3,246
Unrealized appreciation on forward foreign currency exchange contracts	31,153
Prepaid expenses	6,397
Total assets	57,876,648
LIABILITIES:
Payables:
Investment securities purchased	1,747,700
Management fee	58,373
Variation margin for futures contracts	19,810
Fund administration	1,868
Distribution and servicing plan	578
Trustees’ fees	268
Foreign currency overdraft (cost $7,716)	7,688
Distributions payable	300,559
Accrued expenses and other liabilities	63,673
Total liabilities	2,200,517
Commitments and contingent liabilities
NET ASSETS	$55,676,131
COMPOSITION OF NET ASSETS:
Paid-in capital	$60,682,135
Total distributable earnings (loss)	(5,006,004)
Net Assets	$55,676,131

Net assets by class:
Class I Shares	$54,758,053
Class A Shares	$918,078

Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class I Shares	5,968,181
Class A Shares	100,078

Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class I Shares-Net asset value	$9.17
Class A Shares-Net asset value	$9.17
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$9.41

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Dividends	$9,536
Securities lending net income	711
Interest and other	2,228,869
Total investment income	2,239,116
Expenses:
Management fee	365,998
Distribution and servicing plan-Class A	3,623
Shareholder servicing	53,772
Professional	36,620
Reports to shareholders	20,970
Custody	13,220
Fund administration	11,712
Registration	1,255
Trustees’ fees	447
Other	2,808
Gross expenses	510,425
Fees waived and expenses reimbursed (See Note 3)	(67,605)
Net expenses	442,820
Net investment income	1,796,296
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(1,032,491)
Net realized gain (loss) on futures contracts	311,284
Net realized gain (loss) on forward foreign currency exchange contracts	138,300
Net realized gain (loss) on swap contracts	(33,061)
Net realized gain (loss) on foreign currency related transactions	(47,075)
Net change in unrealized appreciation/depreciation on investments	(3,862,743)
Net change in unrealized appreciation/depreciation on futures contracts	46,130
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	38,268
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	511
Net realized and unrealized gain (loss)	(4,440,877)
Net Decrease in Net Assets Resulting From Operations	$(2,644,581)

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Period Ended December 31, 2021*
Operations:
Net investment income	$1,796,296	$731,799
Net realized (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(663,043)	(8,948)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(3,777,834)	(417,241)
Net increase (decrease) in net assets resulting from operations	(2,644,581)	305,610
Distributions to shareholders:
Class I	(1,857,014)	(771,374)
Class A	(27,568)	(11,077)
Total distributions to shareholders	(1,884,582)	(782,451)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	100,500	60,555,250
Reinvestment of distributions	19,524	6,861
Net increase in net assets resulting from capital share transactions	120,024	60,562,111
Net increase (decrease) in net assets	(4,409,139)	60,085,270
NET ASSETS:
Beginning of period	$60,085,270	$–
End of period	$55,676,131	$60,085,270

*	For the period from September 8, 2021, commencement of operations, to December 31, 2021.

See Notes to Financial Statements.	11

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized (loss)	Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class I
6/30/2022(c)	$9.92	$0.30	$(0.74)	$(0.44)	$(0.31)	$9.17
9/8/2021 to 12/31/2021(f)	10.00	0.14	(0.11)	0.03	(0.11)	9.92
Class A
6/30/2022(c)	9.92	0.26	(0.73)	(0.47)	(0.28)	9.17
9/8/2021 to 12/31/2021(f)	10.00	0.10	(0.06)	0.04	(0.12)	9.92

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on September 8, 2021.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(4.54	)(d)	1.50	(e)	1.73	(e)	6.15	(e)	$54,758	27	(d)
0.51	(d)	1.50	(e)	1.65	(e)	4.31	(e)	59,093	30	(d)

(4.90	)(d)	2.25	(e)	2.48	(e)	5.40	(e)	918	27	(d)
0.31	(d)	2.25	(e)	2.47	(e)	3.23	(e)	992	30	(d)

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Special Situations Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on April 1, 2021. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on September 8, 2021.

The Fund’s investment objective is total return. The Fund currently offers three classes of Shares: Class A, Class I, and Class U. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class I and Class U shares. Class U shares has not commenced operations.

The Fund will not list its Shares for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an interval fund and conducts quarterly repurchase offers for a portion of its outstanding Shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), Lord Abbett, the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices

Notes to Financial Statements (unaudited)(continued)

supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear their class-specific share of all expenses and fees relating to the Fund’s Distribution and Servicing Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in

Notes to Financial Statements (unaudited)(continued)

foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

Notes to Financial Statements (unaudited)(continued)

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2022, the Fund had no unfunded loan committments.

Notes to Financial Statements (unaudited)(continued)

(m)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily total managed assets at an annual rate of 1.25%. Average daily total managed assets include assets attributable to leverage (e.g., borrowing).

For the six months ended June 30, 2022, the effective management fee, net of any applicable waivers, was at an annualized rate of 1.06% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $13,220 of fund administration fees during the six months ended June 30, 2022.

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2022 and continuing through April 30, 2023, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding certain of the Fund’s expenses, do not exceed an annual rate of 1.50%. This agreement may be terminated only upon the approval of the Board.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

Distribution and Servicing Plan

The Fund has adopted a Distribution and Servicing Plan for Class A shares, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett.

The following annual rate has been approved by the Board pursuant to the plan:

Fees	Class A
Service	.25%
Distribution	.50%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations

Class I does not have a distribution plan.

Distributor

The Distributor is the principal underwriter and distributor of the Fund’s Shares pursuant to a distribution agreement (the “Distribution Agreement”) with the Fund. The Distributor is a wholly-owned subsidiary of Lord Abbett. The Distributor does not participate in the distribution of non-Lord Abbett managed products. The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of Shares of the Fund. The Fund may impose repurchase fees of up to 2.00% on Shares accepted for repurchase that have been held for less than one year.

Commissions

Distributor did not receive commissions on sales of shares of the Fund for the period ended June 30, 2022.

Distributor received CDSCs of $0 and $0 for Class A and Class C shares, respectively, for the six months ended June 30, 2022.

One Trustee and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Six Months Ended 6/30/2022 (unaudited)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$1,884,582	$782,451
Total distributions paid	$1,884,582	$782,451

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$58,738,263
Gross unrealized gain	168,524
Gross unrealized loss	(4,386,869)
Net unrealized security gain (loss)	$(4,218,345)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments and premium amortization.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$14,964,285	$19,844,109

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in cross-trades.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2022 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2022 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (unaudited)(continued)

The Fund entered into credit default swaps during the six months ended June 30, 2022 (as described in Note 2(i)), to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$–	$31,153
Futures Contracts(2)	–	$37,219	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments for the six months ended June 30, 2022, were as follows:

	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	$–	$–	$(33,061)
Forward Foreign Currency Exchange Contracts(2)	–	$138,300	–
Futures Contracts(3)	$311,284	–	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$38,268	–
Futures Contracts(5)	$46,130	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(6)	–	–	326,000
Forward Foreign Currency Exchange Contracts(7)	–	$2,504,217	–
Futures Contracts(6)	–	45	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2022.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(6)	Amount represents number of contracts.
(7)	Amount represents notional amounts in U.S. dollars.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$31,153	$–	$31,153
Repurchase Agreements	7,708,172	–	7,708,172
Total	$7,739,325	$–	$7,739,325

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Goldman Sachs	$43	$–	$–	$–	$43
State Street Bank and Trust	31,110	–	–	–	31,110
Fixed Income Clearing Corp.	7,708,172	–	–	(7,708,172)	–
Total	$7,739,325	$–	$–	$(7,708,172)	$31,153

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.

8.	TRUSTEES’ REMUNERATION

The Fund’s officers and one Trustee, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

Effective August 4, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any

Notes to Financial Statements (unaudited)(continued)

securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022, the Fund did not have any securities out on loan.

13.	REPURCHASE OFFERS

In order to provide liquidity to shareholders, the Fund has adopted a fundamental investment policy to make quarterly offers to repurchase its outstanding Shares at NAV per share, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. For the six months ended June 30, 2022 the Fund did not have any repurchase offers.

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio per common share for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the Fund’s Prospectus). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market

Notes to Financial Statements (unaudited)(continued)

movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. Concerns in the market about an increase in the risk of default, may result in losses to the Fund. Defaulted bonds are subject to greater risk of loss of income and principal than securities of issuers whose debt obligations are being met. Defaulted bonds are considered speculative with respect to the issuer’s ability to make interest payments and/or pay its obligations in full. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline. Investments in distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high-yield debt securities. The prices of distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities. Changes in short-term market interest rates may affect the yield on the Fund’s investments in floating rate debt. Substantial increases in interest rates may cause an increase in issuer defaults, as issuers may lack resources to meet high debt service requirements.

Certain instruments in which the Fund may invest may rely in some fashion upon LIBOR. On March 5, 2021 the United Kingdom Financial Conduct Authority and LIBOR’s administrator, ICE Benchmark Administration, announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR setting will no longer be published after June 30, 2023. Abandonment of or modification to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related

Notes to Financial Statements (unaudited)(continued)

securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. The Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. Such financings constitute senior liens on an unencumbered security (i.e., security not subject to other creditors’ claims).

The Fund may invest in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(concluded)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2022 (unaudited		)	For the Period Ended December 31, 2021(a)

Class I Shares	Shares	Amount		Shares	Amount
Shares sold	10,065	$100,000		5,955,406	$59,555,000
Reinvestment of distributions	2,018	19,504		692	6,861
Increase	12,083	$119,504		5,956,098	$59,561,861

Class A Shares
Shares sold	51	500		100,025	1,000,250
Reinvestment of distributions	2	20		–	–
Increase	53	$520		100,025	$1,000,250

(a)	Commenced on September 8, 2021.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Special Situations Income Fund	LASSI-3 (08/22)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Schedule of Investments.
The information required by this Item 6 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
(a)	The information required by this item 8(a) is only required in an annual report on this Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the inception of the Fund.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.

Item 10:	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.c

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
None.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SPECIAL SITUATIONS INCOME FUND

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2022

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: August 24, 2022